Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	Destra Investment Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001492374
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2024
Prospectus Date	rr_ProspectusDate	Feb. 01, 2024
Destra Flaherty & Crumrine Preferred and Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Destra Flaherty & Crumrine Preferred and Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Destra Flaherty & Crumrine Preferred and Income Fund (the “Fund”) is to seek total return, with an emphasis on high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other mutual funds advised by DFC Preferred Advisors LLC (“DFC” or the “Adviser”). Investors purchasing Class I shares as “clean shares” may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “Shareholder Information” on page 19 of this Prospectus, in the appendix to this Prospectus and in “Purchases” on page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other mutual funds advised by DFC Preferred Advisors LLC (“DFC” or the “Adviser”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class A or Class C shares and $100,000 in Class I shares of the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of preferred and other income-producing securities, including traditional preferred stock, trust preferred securities, hybrid securities that have characteristics of both equity and debt securities, convertible securities, contingent capital securities (“CoCos”), subordinated debt, senior debt and securities of other open-end, closed-end, or exchange-traded funds (“ETFs”) that invest primarily in the same types of securities.

The Fund may also invest up to 15% of its net assets in the common stock of small, mid and large capitalization issuers. The portions of the Fund’s assets invested in various types of preferred stock, debt or equity may vary from time to time depending on market conditions. In addition, under normal market conditions, the Fund will concentrate its investments (more than 25% of its total assets) in companies principally engaged in financial services sector. The Fund may also invest in the securities of non-U.S. companies, including the securities of issuers operating in emerging markets. The Fund may invest in income-producing or preferred U.S. dollar-denominated American Depositary Receipts (“ADRs”), U.S. dollar-denominated non-U.S. stocks traded on U.S. exchanges and U.S. dollar-denominated and non-U.S. dollar-denominated securities issued by companies organized or headquartered in foreign countries and/or doing significant business outside the United States. ADRs are receipts issued by a bank or trust company to evidence ownership of the underlying securities issued by non-U.S. companies.

The Fund will principally invest in (i) investment-grade quality securities or (ii) below investment-grade quality preferred or subordinated securities of companies with investment-grade senior debt outstanding, in either case determined at the time of purchase. Below-investment-grade debt instruments (commonly called “high-yield” or “junk” bonds) are those instruments rated BB+ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), or comparably rated by another nationally recognized statistical rating organization, or, if unrated, determined by the Sub-Adviser (as defined below) to be of comparable quality. However, some of the Fund’s total assets may be invested in securities rated (or issued by companies rated) below-investment-grade at the time of purchase. Preferred and debt securities of below investment-grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay dividends and interest and repayment of principal. Due to the risks involved in investing in preferred and debt securities of below investment-grade quality, an investment in the Fund should be considered speculative. The maturities of preferred and debt securities in which the Fund will invest generally will be longer-term (perpetual, in the case of some preferred securities, and ten years or more for other preferred and debt securities); however, as a result of changing market conditions and interest rates, the Fund may also invest in shorter-term securities. As of December 31, 2023, the Fund had significant investments in financial services companies.

The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at destracapital.com or by calling 844-9DESTRA (933-7872). Performance information in the bar chart and table below for the time period prior to October 1, 2016, is that of Destra Flaherty & Crumrine Preferred and Income Fund, a series of Destra Investment Trust II (the “Predecessor Fund”). The Fund is a successor to the Predecessor Fund pursuant to a reorganization that took place on September 30, 2016. The Predecessor Fund was managed by an affiliate of the Adviser and had the same investment objective and investment strategy.

The bar chart below shows the Fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges; if these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-9DESTRA (933-7872)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	destracapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s highest and lowest quarterly returns were 11.25% and -15.04%, respectively, for the quarters ended June 30, 2020 and March 31, 2020.

The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated to those of a broad-based market index that seeks to track the performance of the preferred securities market.

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employer-sponsored retirement plans. If the Fund incurs a loss, which generates a tax benefit, the return after taxes on distributions and sale of Fund shares may exceed the Fund’s other return figures.

Both the bar chart above and the table below assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced. The returns that follow reflect sales charges.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest and lowest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.25%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.04%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2023
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance of the other share classes will differ due to their different expense structures.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the return after taxes on distributions and sale of Fund shares may exceed the Fund’s other return figures.
Destra Flaherty & Crumrine Preferred and Income Fund | ICE BofA Merrill Lynch 8% Constrained Core West Preferred & Jr. Subordinated Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.67%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.43%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.04%	[1]
Destra Flaherty & Crumrine Preferred and Income Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Destra Flaherty & Crumrine Preferred and Income Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund. Different risks may be more significant at different times depending on market conditions.

Destra Flaherty & Crumrine Preferred and Income Fund | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk: The Fund is an actively managed portfolio, and its success depends upon the investment skills and analytical abilities of the Fund’s Sub-Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Sub-Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized, thus there is no guarantee that such decisions will produce the desired results or expected returns.

Destra Flaherty & Crumrine Preferred and Income Fund | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk: The Fund intends to invest 25% or more of its total assets in securities of financial services companies. As a result, the Fund’s portfolio may be subject to greater risk and volatility than if investments had been made in a broader diversification of investments in terms of industry. This policy makes the Fund more susceptible to adverse economic or regulatory occurrences affecting financial services companies. For more information, see “Financial Services Companies Risk”.

Destra Flaherty & Crumrine Preferred and Income Fund | Contingent Capital Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Contingent Capital Securities Risk: Contingent capital securities (also known as contingent convertible securities and sometimes referred to as “CoCos”) are a form of hybrid, income-producing debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain triggers. These triggers are generally linked to regulatory capital thresholds or other regulatory actions. CoCos may provide for mandatory conversion into common stock of the issuer under certain circumstances. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening the Fund’s standing in a bankruptcy proceeding. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. CoCos may be considered to be high-yield securities (a.k.a. “junk” bonds) and, to the extent a CoCo held by the Fund undergoes a write-down, the Fund may lose some or all of its original investment in the CoCo. Performance of a CoCo issuer may, in general, be correlated with the performance of other CoCo issuers. As a result, negative information regarding one CoCo issuer may cause a corresponding decline in value of other CoCo issuers. Investments in CoCos may also lead to an increased sector concentration risk as such securities may be issued by a limited number of financial institutions (for more information, see “Concentration Risk” above). Subordinate securities such as CoCos are more likely to experience credit loss than non-subordinate securities of the same issuer — even if the CoCos do not convert to equity securities. Any losses incurred by subordinate securities, such as CoCos, are likely to be proportionately greater than non-subordinate securities, and any recovery of principal and interest of subordinate securities may take more time. As a result, any perceived decline in creditworthiness of a CoCo issuer is likely to have a greater impact on the CoCo, as a subordinate security.

Destra Flaherty & Crumrine Preferred and Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk: Convertible securities are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock convertibles). The market value of a convertible security often performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Destra Flaherty & Crumrine Preferred and Income Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk: Credit risk is the risk that an issuer of a debt security will be unable or unwilling to make dividend, interest or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Credit risk may be heightened for the Fund because the Fund may invest in “high-yield,” “high-risk,” or “junk” securities; such securities, while generally offering higher yields than investment-grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends and interest and repay principal.

Destra Flaherty & Crumrine Preferred and Income Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk: Since a portion of the Fund’s assets may be invested in securities denominated in non-U.S. currencies, changes in currency exchange rates may adversely affect the Fund’s net asset value (“NAV”), the value of dividends and income earned, and gains and losses realized on the sale of securities. Generally, when the U.S. dollar rises in value against a non-U.S. currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a non-U.S. currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Destra Flaherty & Crumrine Preferred and Income Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk: As the use of internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which a Fund invests, can also indirectly subject the Fund to many of the same risks associated with direct cyber security breaches. Additionally, third-party service providers may have limited indemnification obligations to the Fund or the Adviser. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Destra Flaherty & Crumrine Preferred and Income Fund | Financial Services Companies [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Financial Services Companies Risk: The Fund invests in financial services companies, which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. These companies are especially subject to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the financial services industry is an evolving and competitive industry that is undergoing significant change, as existing distinctions between financial segments become less clear. Such changes have resulted from various consolidations as well as the continual development of new products, structures and a changing regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Fund.

Destra Flaherty & Crumrine Preferred and Income Fund | Foreign Custody Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Foreign Custody Risk: The Fund may hold foreign securities with foreign banks, agents and securities depositories appointed by the Fund’s custodian (each, a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Destra Flaherty & Crumrine Preferred and Income Fund | General Fund Investing Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Fund Investing Risks: The Fund is not a complete investment program, and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and such percentage may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Destra Flaherty & Crumrine Preferred and Income Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High-Yield Securities Risk: High-yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into a recession, the issuers of high-yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high-yield securities is generally smaller and less liquid than that for investment-grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment-grade securities and the purchase or sale of such securities may take longer to complete. In general, high-yield securities may have a greater risk of default than other types of securities.

Destra Flaherty & Crumrine Preferred and Income Fund | Income Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Income Risk: The income earned from the Fund’s portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called preferred or debt securities, at market interest rates that are below the portfolio’s current earnings rate.

Destra Flaherty & Crumrine Preferred and Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk: If interest rates rise — in particular, if long-term interest rates rise — the prices of fixed-rate securities held by the Fund will fall.
Destra Flaherty & Crumrine Preferred and Income Fund | Investment Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Companies Risk: The Fund may satisfy its principal strategy of investing 80% in preferred and income-producing securities by investing in securities of other open-end or closed-end investment companies, including ETFs, that invest primarily in securities of the types in which the Fund may invest directly. As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Destra Flaherty & Crumrine Preferred and Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk: This Fund, like all open-end funds, is limited to investing up to 15% of its net assets in illiquid investments. From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. Less liquid investments that the Fund may want to invest in may be difficult or impossible to purchase. It is possible that certain securities held by the Fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially large redemption requests by fund shareholders.

Destra Flaherty & Crumrine Preferred and Income Fund | L I B O R Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

LIBOR Risk: Many credit instruments, derivatives and other financial instruments, including those in which the Fund may invest, utilized the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. However, in July 2017, the Financial Conduct Authority announced plans to phase out the use of LIBOR by the end of 2021. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR tenors, including some USD LIBOR tenors, on December 31, 2021, and ceased publishing the remaining and most liquid USD LIBOR tenors on June 30, 2023. The Financial Conduct Authority has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month USD LIBOR settings after June 30, 2023 through at least September 30, 2024. Various financial industry groups around the world have been planning the transition to the use of different benchmarks. In the United States, the Federal Reserve Board and the New York Fed convened the Alternative Reference Rates Committee, comprised of a group of private-market participants, which recommended the Secured Overnight Financing Rate as an alternative reference rate to USD LIBOR. While the transition away from LIBOR became increasingly well-defined in advance of the anticipated discontinuation of LIBOR, the impact on certain debt securities, derivatives and other financial instruments has not been determined and may remain uncertain for some time. Many market participants have transitioned to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date or have otherwise amended certain legacy instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events. However, neither the effect of the transition process, in the United States or elsewhere, nor its ultimate success, can yet be known. While some instruments tied to LIBOR may include a replacement rate to LIBOR, not all instruments have such fallback provisions and the effectiveness of such replacement rates remains uncertain. The transition process may lead to increased volatility and illiquidity in markets that relied on the LIBOR to determine interest rates. The cessation of LIBOR could affect the value and liquidity of investments tied to LIBOR, especially those that do not include fallback provisions, and may result in costs incurred in connection with closing out positions and entering into new trades.

Destra Flaherty & Crumrine Preferred and Income Fund | S O F R Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

SOFR Risk: SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Destra Flaherty & Crumrine Preferred and Income Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, the spread of infectious illness (including epidemics and pandemics) or other public health issues, military conflict, changes in interest rates and perceived trends in securities prices. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Overall securities values could decline generally or could underperform other investments.

Destra Flaherty & Crumrine Preferred and Income Fund | Non Investment Grade Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Investment-Grade Securities Risk: Non-investment-grade securities are not rated within the four highest categories by certain ratings agencies. To the extent that such securities, which are acquired by the Fund consistent with the factors considered by the Adviser as described in this Prospectus, are rated lower than investment-grade or are not rated, there would be a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, those securities.

Destra Flaherty & Crumrine Preferred and Income Fund | Non U S Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-U.S. Investments Risk: The Fund invests its assets in income producing and preferred non-U.S. instruments. Thus, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Non-U.S. markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in non-U.S. markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a non-U.S. country. In addition, the European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the euro.

In June 2016, the United Kingdom (“UK”) approved a referendum to leave the European Union (“EU”). The withdrawal, known colloquially as “Brexit”, was agreed to and ratified by the UK Parliament, and the UK left the EU on January 31, 2020. It began a transition period in which to negotiate a new trading relationship for goods and services that ended on December 31, 2020. On January 1, 2021, the UK left the EU Single Market and Customs Union, as well as all EU policies and international agreements. On December 24, 2020, the UK and EU agreed to a trade deal with no tariffs or quotas on products, regulatory and customs cooperation mechanisms as well as provisions ensuring a level playing field for open and fair competition. Further discussions are to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. At this time, the ongoing impact of Brexit cannot be predicted, however, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

In addition, on February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted.

Destra Flaherty & Crumrine Preferred and Income Fund | Preferred Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Security Risk: Preferred and other subordinated securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default. Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Destra Flaherty & Crumrine Preferred and Income Fund | Destra Flaherty & Crumrine Preferred and Income Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DPIAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 595
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	900
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,227
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,149
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	595
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	900
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,227
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,149
Annual Return 2014	rr_AnnualReturn2014	12.90%
Annual Return 2015	rr_AnnualReturn2015	5.53%
Annual Return 2016	rr_AnnualReturn2016	5.09%
Annual Return 2017	rr_AnnualReturn2017	11.57%
Annual Return 2018	rr_AnnualReturn2018	(5.83%)
Annual Return 2019	rr_AnnualReturn2019	18.30%
Annual Return 2020	rr_AnnualReturn2020	5.53%
Annual Return 2021	rr_AnnualReturn2021	4.66%
Annual Return 2022	rr_AnnualReturn2022	(13.61%)
Annual Return 2023	rr_AnnualReturn2023	6.45%
1 Year	rr_AverageAnnualReturnYear01	1.64%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	4.20%
Destra Flaherty & Crumrine Preferred and Income Fund | Destra Flaherty & Crumrine Preferred and Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.24%
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	2.97%
Destra Flaherty & Crumrine Preferred and Income Fund | Destra Flaherty & Crumrine Preferred and Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.82%
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	3.14%
Destra Flaherty & Crumrine Preferred and Income Fund | Destra Flaherty & Crumrine Preferred and Income Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DPICX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 327
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,575
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,575
1 Year	rr_AverageAnnualReturnYear01	4.61%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Destra Flaherty & Crumrine Preferred and Income Fund | Destra Flaherty & Crumrine Preferred and Income Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DPIIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,934
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,810
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	15,000
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	1,263
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,934
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	6,810
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 15,000
1 Year	rr_AverageAnnualReturnYear01	6.67%
5 Years	rr_AverageAnnualReturnYear05	3.99%
10 Years	rr_AverageAnnualReturnYear10	4.98%
Destra Granahan Small Cap Advantage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Destra Granahan Small Cap Advantage Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Destra Granahan Small Cap Advantage Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other mutual funds advised by Destra Capital Advisors LLC (“Destra” or the “Adviser”). Investors purchasing Class I shares as “clean shares” may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “Shareholder Information” on page 18 of this Prospectus, in Appendix A to this Prospectus and in “Purchases” on page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2034
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other mutual funds advised by Destra Capital Advisors LLC (“Destra” or the “Adviser”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class A shares and $100,000 in Class I shares of the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (the example assumes the Fund’s current expense limitation will remain in effect for ten years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of issuers with small market capitalizations (the “80% Policy”). The Fund considers issuers with small market capitalizations to be those that, at the time the Fund makes an investment, have market capitalizations that qualified them for inclusion in the Russell 2000® Growth Index in the last 36 months. Such definition will be applied at the time of investment and the Fund will not be required to sell a stock because a company has grown outside the market capitalization range of small capitalization stocks. The Russell 2000® Growth Index is a stock market index that measures the performance of approximately 2,000 small capitalization U.S. companies. The Fund may satisfy its 80% Policy by investing in securities of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”) that invest primarily in securities of the types in which the Fund may invest directly.

The Fund’s investments primarily consist of equity and equity-related securities, including, without limitation, exchange-traded and over-the-counter common and preferred stocks, U.S. dollar-denominated American Depositary Receipts (“ADRs”), warrants to acquire common stock, securities convertible into common stock and shares of other investment companies (including ETFs and real estate investment trusts (“REITs”)). The Fund’s investments may include investments in non-U.S. securities and securities issued by companies organized or headquartered in foreign countries and/or doing significant business outside of the United States.

The Fund’s sub-adviser, Granahan Investment Management, LLC (the “Sub-Adviser” or “GIM”), pursues the Fund’s investment objective by using in-depth, bottom-up, fundamental research and analysis to uncover what it believes are compelling investment opportunities in all areas of the U.S. small cap market.

In addition, the Sub-Adviser employs a proprietary “LifeCycle” investment program to assist it with diversifying the Fund’s holdings and seeking to mitigate portfolio risks. Pursuant to this program, each company in which the Sub-Adviser might invest is placed into one of three categories: (i) Core Growth, (ii) Pioneer, or (iii) Special Situation. Although the Sub-Adviser retains flexibility in selecting the LifeCycle category for each prospective investment, the

Sub-Adviser generally intends to allocate approximately 25 - 45% of the Fund’s assets to Pioneers; 20 - 35% of the Fund’s assets to Core Growth; and 30 - 45% to Special Situations. The general characteristics of each category are described below.

●	Pioneers. Pioneers are companies that the Sub-Adviser believes are creating new markets or disrupting established industries. Pioneer companies frequently do not have earnings at the time of the Sub-Adviser’s investment. The Fund’s investments in pioneer companies may be concentrated in businesses operating in the biotechnology, medical technology and information technology sectors. The Fund’s investments in companies in the biotechnology, medical technology and information technology sectors are subject to substantial risks, which are described in “Health Care Sector Risk” and “Information Technology and Technology-Related Sectors Risk” below.

●	Core Growth. Core growth companies are generally those that the Sub-Adviser believes have solid records of growth, recurring revenues and good visibility on earnings.

●	Special Situations. Special situation companies are typically those that have unimpressive histories and new dynamics that could drive earnings growth. The Fund’s investments in special situation companies may be concentrated in industrial and cyclical growth companies.

The Sub-Adviser believes that each of these LifeCycle categories has distinct performance drivers and that investing in companies in each category provides diversity in the Fund’s portfolio. Once the Sub-Adviser has classified a prospective Fund investment, it focuses on stock selection as the primary means to add value for the Fund. The Sub-Adviser aims to select investments across the three LifeCycle categories that are market leaders (or are taking market share) and exhibit potential for strong and/or accelerating growth. The Sub-Adviser uses an investment management approach whereby portfolio managers with distinct expertise manage portions of the Fund’s portfolio that relate to such expertise. The Sub-Adviser believes that this approach mitigates some of the volatility of a sole-managed portfolio and allows for direct accountability for results of the Fund by each portfolio manager.

The Fund is actively-managed and, accordingly, it may have a high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at destracapital.com or by calling 844-9DESTRA (933-7872).

The bar chart below shows the Fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges; if these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the potential risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-9DESTRA (933-7872)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	destracapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges; if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s highest and lowest quarterly returns were 41.68% and -27.12%, respectively, for the quarters ended June 30, 2020 and June 30, 2022.

The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated to those of a broad-based market index that measures the performance of approximately 2,000 small capitalization U.S. companies.

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employer-sponsored retirement plans. If the Fund incurs a loss, which generates a tax benefit, the return after taxes on distributions and sale of Fund shares may exceed the Fund’s other return figures.

Both the bar chart above and the table below assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced. The returns that follow reflect sales charges.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.12%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2023
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns that follow reflect sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the return after taxes on distributions and sale of Fund shares may exceed the Fund’s other return figures.
Destra Granahan Small Cap Advantage Fund | Russell 2000® Growth Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 08, 2019
Destra Granahan Small Cap Advantage Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Destra Granahan Small Cap Advantage Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Destra Granahan Small Cap Advantage Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund. Different risks may be more significant at different times depending on market conditions.

Destra Granahan Small Cap Advantage Fund | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk: The Fund is an actively-managed portfolio and its success depends upon the investment skills and analytical abilities of the Sub-Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Sub-Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized, thus there is no guarantee that such decisions will produce the desired results or expected returns.

Destra Granahan Small Cap Advantage Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk: As the use of internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational and information security issues relating to cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, and additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks (such as denial of service attacks) that are meant to make network services unavailable to their intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its Adviser, Sub-Adviser, administrator, transfer agent or custodian, as applicable, or issuers in which a Fund invests, can also indirectly subject the Fund to many of the same risks associated with direct cyber security breaches. Additionally, third-party service providers may have limited indemnification obligations to the Fund or its investment adviser. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Destra Granahan Small Cap Advantage Fund | General Fund Investing Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Fund Investing Risks: The Fund is not a complete investment program and you may lose money by investing in the Fund. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and such percentage may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Destra Granahan Small Cap Advantage Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities, which is limited to 15% of its net assets, may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Less liquid investments that the Fund may want to invest in may be difficult or impossible to purchase. Illiquid investments may be harder to value, especially in changing markets. It is possible that certain securities held by the Fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially large redemption requests by fund shareholders, which may cause the Fund to suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

Destra Granahan Small Cap Advantage Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, the spread of infectious illness (including epidemics and pandemics) or other public health issues, military conflict, changes in interest rates and perceived trends in securities prices. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Overall securities values could decline generally or could underperform other investments.

Destra Granahan Small Cap Advantage Fund | Non U S Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-U.S. Investments Risk: An investment in non-U.S. companies involves other risks not associated with domestic issuers. Non-U.S. investments may involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by non-U.S. governments. Non-U.S. investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of non-U.S. holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions, might adversely affect an investment in non-U.S. holdings. Additionally, non-U.S. issuers may be subject to less stringent regulation and to different accounting, auditing and recordkeeping requirements. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. In addition, the European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns and/or rising government debt levels of several European countries. These events may spread to other countries in Europe, including countries that do not use the euro.

In June 2016, the United Kingdom (“UK”) approved a referendum to leave the European Union (“EU”). The withdrawal, known colloquially as “Brexit”, was agreed to and ratified by the UK Parliament, and the UK left the EU on January 31, 2020. It began a transition period in which to negotiate a new trading relationship for goods and services that ended on December 31, 2020. On January 1, 2021, the UK left the EU Single Market and Customs Union, as well as all EU policies and international agreements. On December 24, 2020, the UK and EU agreed to a trade deal with no tariffs or quotas on products, regulatory and customs cooperation mechanisms as well as provisions ensuring a level playing field for open and fair competition. At this time, the ongoing impact of Brexit cannot be predicted, however, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

In addition, on February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted.

Destra Granahan Small Cap Advantage Fund | Equity Securities Risk [Member]
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Equity Securities Risk: Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund invests in decline or if overall market and economic conditions deteriorate. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, equity securities may lose value due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Destra Granahan Small Cap Advantage Fund | Investment Style Risk [Member]
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Investment Style Risk: Different investment styles (e.g., “growth” or “value”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Destra Granahan Small Cap Advantage Fund | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk: The Fund’s strategy may frequently involve buying and selling portfolio securities, depending on the Sub-Adviser’s assessment of each holding’s risk/reward. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Destra Granahan Small Cap Advantage Fund | Sector Risk [Member]
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Sector Risk: The Fund may, at times, invest a significant portion of its total assets in securities of companies conducting business within one or more of the same economic sectors or industries, including the consumer discretionary, heath care, industrials and information technology sectors. Companies in the same sector or industry may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector or industry than a fund that invests more broadly. In particular, the Fund may be most susceptible to the sector and/or industry risks listed below.

●	Consumer Discretionary Risk: Companies in the consumer discretionary sector are subject to risks associated with fluctuations in the performance of domestic and international economies, interest rate changes, increased competition and consumer confidence. The performance of such companies may also be affected by factors relating to levels of disposable household income, reduced consumer spending, changing demographics, social trends and consumer tastes, among others.

●	Health Care Sector Risk: Companies in the health care sector - which generally includes companies in the health sciences and biotechnology sectors - are subject to substantial risks relating to government regulation, restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures and the rising cost of medical products and services, among others. The performance of such companies may also be affected by government regulation, the ability of a party to obtain and protect patents, product liability and similar claims,and rapid product obsolescence caused by progressive scientific and technological advances.

●	Industrials Sector Risk: Companies in the industrials sector are subject to risks associated with changes in supply and demand for their products and for industrial sector products in general, including declines in demand for such products due to rapid technological developments and frequent new product introduction. The performance of such companies may also be affected by factors relating to government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

●	Information Technology and Technology-Related Sectors Risk: Investments in the information technology sector, as well as other technology-related sectors (collectively, the “technology sectors”) - which generally include companies in the software and internet sectors - are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses, or will become rapidly obsolete. Performance of such companies may be affected by various factors such as the ability to obtain and protect patents and significant competitive pressures, including aggressive pricing of products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of securities issued by companies in technology sectors may fall or fail to rise. In addition, many technology sector companies have limited product lines, markets, financial resources and operating histories, and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Moreover, a rising interest rate environment tends to negatively affect companies in the technology sector because, in such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Finally, while all companies may be susceptible to network security breaches, certain companies in the technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Destra Granahan Small Cap Advantage Fund | Special Situation Companies Risk [Member]
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Special Situation Companies Risk: The Fund will seek to benefit from investments in companies that are experiencing (or are expected to experience) unusual and possibly non-repetitive “special situations,” such as new management, product, acquisitions, consolidations, mergers, reorganizations, and/or marketing changes or other events that are expected to affect a particular issuer. There is a risk that a “special situation” identified by the Sub-Adviser might not occur or will involve a longer time frame than originally expected, which could have a negative impact on the price of the issuer’s securities and the Fund’s net asset value (“NAV”). Investments in special situation companies are speculative and involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in special situation companies is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of the Sub-Adviser.

Destra Granahan Small Cap Advantage Fund | Valuation Risk [Member]
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Valuation Risk: The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Fair valuation involves subjective judgment. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Destra Granahan Small Cap Advantage Fund | Smaller Companies Risk [Member]
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Smaller Companies Risk: The Fund will hold securities of small- and/or mid-cap companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies. Smaller capitalization issuers are often not as diversified in their business activities and frequently have fewer product lines, financial resources and management experience than issuers with larger market capitalizations. Additionally, reduced trading volume of securities of smaller issuers may make such securities more difficult to sell than those of larger companies.

Destra Granahan Small Cap Advantage Fund | Destra Granahan Small Cap Advantage Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DGASX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.65%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 620
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	976
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,356
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,420
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	620
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	976
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,356
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,420
Annual Return 2020	rr_AnnualReturn2020	63.85%
Annual Return 2021	rr_AnnualReturn2021	(0.42%)
Annual Return 2022	rr_AnnualReturn2022	(34.99%)
Annual Return 2023	rr_AnnualReturn2023	11.22%
1 Year	rr_AverageAnnualReturnYear01	6.26%
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 08, 2019
Destra Granahan Small Cap Advantage Fund | Destra Granahan Small Cap Advantage Fund Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.26%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 08, 2019
Destra Granahan Small Cap Advantage Fund | Destra Granahan Small Cap Advantage Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 08, 2019
Destra Granahan Small Cap Advantage Fund | Destra Granahan Small Cap Advantage Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DGISX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.65%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,526
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,741
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,184
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	17,905
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	1,526
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	4,741
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	8,184
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 17,905
1 Year	rr_AverageAnnualReturnYear01	11.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 08, 2019

[1]	ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index tracks the performance of US dollar denominated high grade and high-yield preferred securities and deeply subordinated corporate debt issued in the US domestic market. Qualifying securities must be rated at least B3, based on an average of Moody’s, S&P and Fitch and have a country of risk of either the U.S. or a Western European country. Qualifying preferred securities must be issued as public securities or through a 144a filing, must have a fixed or floating dividend schedule and must have a minimum amount outstanding of $100 million.
[2]	The Adviser has agreed to cap expenses such that the total annual fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, interest, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business), do not exceed 1.75%, and 1.50% of the Fund’s average daily net assets attributable to Class A shares and Class I shares, respectively. The arrangement will continue in effect until January 31, 2034, may be terminated or modified prior to that date only with the approval of the Fund’s Board of Trustees (“Board”) and will automatically continue in effect for successive twelve-month periods thereafter. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund is able to make the repayment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of the repayment, and the repayment is approved by the Board.